As filed with the Securities and Exchange Commission on September 14, 2018

File No. 333-224153

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

TEMPLETON GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)

(954) 527-7500
(Registrant's Area Code and Telephone Number)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on May 29, 2018 under accession no. 0000805664-18-000053.

PART C

OTHER INFORMATION

Item 15. Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 11(a), 12(a), 14(a) and 16(a).

(1)	Copies of the charter of the Registrant as now in effect;

	(a)	Amended and Restated Articles of Incorporation dated January 26, 1989 Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 29, 1995

	(b)	Articles of Amendment dated December 14, 1992 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

	(c)	Articles of Amendment dated April 17, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

	(d)	Articles Supplementary dated April 13, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

	(e)	Articles Supplementary dated December 6, 1995 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

	(f)	Articles Supplementary dated December 27, 1996 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 31, 1996

	(g)	Articles Supplementary dated April 10, 1997 Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(h)	Articles of Amendment dated December 23, 1998 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

	(i)	Articles Supplementary dated December 23, 1998 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

(j)

Certificate of Correction to Articles of Amendment and Restatement dated September 28, 1999

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2012

	(k)	Articles of Amendment dated September 15, 2000 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2005

	(l)	Articles Supplementary dated December 27, 2001 Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

	(m)	Articles Supplementary dated October 20, 2005 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2005

	(n)	Articles Supplementary dated February 28, 2006 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2007
(o)

Certificate of Correction to Articles of Amendment and Restatement dated March 20, 2007

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2012

(p)

Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 28, 2007

	(q)	Articles of Amendment dated February 27, 2009 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

(r)

Articles Supplementary to Articles of Incorporation dated February 28, 2013

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: April 29, 2013

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated March 1, 2005, as amended July 12, 2017, October 24, 2017 and February 1, 2018

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: March 16, 2018

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Agreement and Plan of Reorganization of Templeton Global Investment Trust on behalf of Templeton Growth Fund, Inc. and Templeton Global Opportunities Fund dated August 14, 2018

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

Not Applicable

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited dated July 1, 2014

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 23, 2016

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 28, 2011

(b)

Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995[2]

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

(c)

Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: October 28, 2010

	(d)	Form of Non-Exclusive Underwriting Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

(e)

Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 30, 1998

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Custody Agreement between Registrant and JPMorgan Chase Bank dated December 31, 1986

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

	(b)	Amendment dated March 3, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(c)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(d)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

	(a)	Amended and Restated Distribution Plan Class A dated February 24, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

	(b)	Amended and Restated Distribution Plan – Class C dated July 15, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

	(c)	Amended and Restated Distribution Plan - Class R dated July 15, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

(d)

Amended and Restated Multi-Class Plan dated December 6, 2012, effective May 1, 2013

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 24, 2014

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Legal Opinion dated April 5, 2018 File No. 333-224153 Filing: Registration Statement on Form N-14 Filing Date: April 5, 2018

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Tax Opinion dated August 24, 2018

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC dated July 1, 2014

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 23, 2016

(b)

Sub Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 30, 2003

	(c)	Amendment to Sub Transfer Agent Agreement dated January 1, 1999 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2003

	(d)	Assignment of Sub Transfer Agent Agreement dated June 13, 2003 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2003

(e)

Sub Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

(f)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2017

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

	(a)	Consent of Independent Registered Public Accounting Firm Filing: Registration Statement on Form N-14 File No. 333-224153 Filing Date: May 21, 2018

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(a)	Power of Attorney dated February 27, 2018 File No. 333-224153 Filing: Registration Statement on Form N-14 Filing Date: April 5, 2018

(17)	Any additional exhibits which the Registrant may wish to file.

	(a)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 29, 2013

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned in the City of Fort Lauderdale and the State of Florida, on the 13th day of September, 2018.

TEMPLETON GROWTH FUND, INC.

(Registrant)

By:   /s/ LORI A. WEBER

      Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J. BOERSMA* Norman J. Boersma	President and Chief Executive Officer- Investment Management
Dated: September 13, 2018

MATTHEW T. HINKLE*	Chief Executive Officer- Finance and
Matthew T. Hinkle	Administration
Dated: September 13, 2018

ROBERT G. KUBILIS*	Chief Financial Officer, Chief
Robert G. Kubilis	Accounting Officer and Treasurer
Dated: September 13, 2018

HARRIS J. ASHTON*	Director
Harris J. Ashton	Dated: September 13, 2018

ANN TORRE BATES*	Director
Ann Torre Bates	Dated: September 13, 2018

MARY C. CHOKSI*	Director
Mary C. Choksi	Dated: September 13, 2018

EDITH E. HOLIDAY*	Director
Edith E. Holiday	Dated: September 13, 2018

GREGORY E. JOHNSON*	Director
Gregory E. Johnson	Dated: September 13, 2018

RUPERT H. JOHNSON, JR.*	Director
Rupert H. Johnson, Jr.	Dated: September 13, 2018

J. MICHAEL LUTTIG*	Director
J. Michael Luttig	Dated: September 13, 2018

DAVID W. NIEMIC*	Director
David W. Niemic	Dated: September 13, 2018

LARRY D. THOMPSON*	Director
Larry D. Thompson	Dated: September 13, 2018

CONSTANTINE D. TSERETOPOULOS*_	Director
Constantine D. Tseretopoulous	Dated: September 13, 2018

ROBERT E. WADE*	Director
Robert E. Wade	Dated: September 13, 2018

*By /s/ LORI A. WEBER_

Lori A. Weber, Attorney-in-Fact

 (Pursuant to Powers of Attorney previously filed)

TEMPLETON GROWTH FUND, INC.

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(4)(a)	Agreement and Plan of Reorganization of Templeton Global Investment Trust on behalf of Templeton Growth Fund, Inc. and Templeton Global Opportunities Fund dated August 14, 2018
EX-99.(12)(a)	Tax Opinion dated August 24, 2018